Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds IV, Inc.
Entity Central Index Key	0000819940
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BNY Mellon Bond Market Index Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Market Index Fund
Class Name	Class I
Trading Symbol	DBIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 16	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 16	[1]
Expense Ratio, Percent	0.15%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Easing global inflation, followed by a long-awaited U.S. Federal Reserve rate cut, caused Treasury yields to decline across the yield curve.

  Corporate yield spreads tightened, ending near post-pandemic lows.
  The decrease in Treasury yields contributed most
  to
  performance.

  Also, risk sectors outperformed Treasuries, with corporate bonds and securitized bonds leading the way.
  No sectors detracted from the Fund’s returns, but Treasuries were t he
  lowest-performing sector, returning over 8.4% for the period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10 /31/24 )
Share Class	1YR	5YR	10YR
Class I	10.24%	-0.41%	1.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 561,000,000
Holdings Count | Holdings	2,700
Advisory Fees Paid, Amount	$ 781,795
Investment Company, Portfolio Turnover	169.29%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/3
1
/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 561	2,700	$ 781,795	169.29%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 10/31 / 2 4 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
BNY Mellon Bond Market Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon Bond Market Index Fund
Class Name	Investor Shares
Trading Symbol	DBMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Bond Market Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares *	$ 42	0.40%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund ’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 42	[1]
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Easing global inflation, followed by a long-awaited U.S. Federal Reserve rate cut, caused Treasury yields to decline across the yield curve.

  Corporate yield spreads tightened, ending near post-pandemic lows.
  The decrease in Treasury yields contributed most to performance.

  Also, risk secto
  rs
  outperformed Treasuries, with corporate bonds and securitized bonds leading the way.
  No sectors detracted from the Fund’s returns, but Treasuries were the lowest-per form
  ing sector, returning over 8.4% for the period.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	9.97%	-0.65%	1.06%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 561,000,000
Holdings Count | Holdings	2,700
Advisory Fees Paid, Amount	$ 781,795
Investment Company, Portfolio Turnover	169.29%
Additional Fund Statistics [Text Block]
KEY FUND STATIS
TI
CS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 561	2,700	$ 781,795	169.29%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]	Portfolio Holdings (as of 10/31/24 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Institutional S&P 500 Stock Index Fund
Class Name	Class I
Trading Symbol	DSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Institutional S&P 500 Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 24	0.20%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.20%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Large-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains were led by growth-oriented technology-related shares powered by interest in artificial intell ige
  nce developments.
  All sectors produced positive returns, with information technology, communication services and financials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, health care and consum er
  staples sectors.
  The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETU R NS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	37.72%	15.03%	12.78%
S&P 500 ® Index	38.00%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,811,000,000
Holdings Count | Holdings	505
Advisory Fees Paid, Amount	$ 3,439,078
Investment Company, Portfolio Turnover	2.44%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF
10/31/24
)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,811	505	$ 3,439,078	2.44%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of
10/31/
24
)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Tax Managed Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Tax Managed Growth Fund
Class Name	Class A
Trading Symbol	DTMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Tax Managed Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 125	1.12%
*	During the period, fees were waived and/or expenses reimbu rsed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 125	[1]
Expense Ratio, Percent	1.12%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Late in the period, disinflation and a cooling labor market provided the impetus for the Federal Reserve to pivot toward monetary easing policies, which prompted a risk-on rally.
  Security selection in the health care sector contributed most to the fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, communication services and industrials sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	16.73%	11.63%	10.06%
without Sales Charge	23.84%	12.97%	10.71%
S&P 500 ® Index	38.00%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 1,205,839
Investment Company, Portfolio Turnover	14.92%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS
O
F 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 141	49	$ 1,205,839	14.92%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on
Net A
ssets)
*
* Excludes money market funds or other short-term securities held for the investment of
cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
*

Amount represents less than .01%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net A ssets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Tax Managed Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Tax Managed Growth Fund
Class Name	Class C
Trading Symbol	DPTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Tax Managed Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 207	1.86%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 207	[1]
Expense Ratio, Percent	1.86%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Late in the period, disinflation and a cooling labor market provided the impetus for the Federal Reserve to pivot toward monetary easing policies, which prompted a risk-on rally.
  Security selection in the health care sector contributed most to the fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, communication services and industrials sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	21.94%	*	12.12%	9.89%
without Deferred Sales Charge	22.94%		12.12%	9.89%
S&P 500 ® Index	38.00%		15.27%	13.00%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 1,205,839
Investment Company, Portfolio Turnover	14.92%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 141	49	$ 1,205,839	14.92%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
*

Amount represents less
th
an .01%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund ch
an
ge
d
?
  The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
BNY Mellon Tax Managed Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Tax Managed Growth Fund
Class Name	Class I
Trading Symbol	DPTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Tax Managed Growth Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 99	0.88%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 99	[1]
Expense Ratio, Percent	0.88%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  The market gained steadily during the period, driven by earnings growth and valuation expansion as the promise of artificial intelligence drove gains for certain large technology companies.
  Late in the period, disinflation and a cooling labor market provided the impetus for the Federal Reserve to pivot toward monetary easing policies, which prompted a risk-on rally.
  Security selection in the health care sector contributed most to the fund’s relative performance.
  Security selection was the primary driver of underperformance relative to the Index, especially in the information technology, communication services and industrials sectors.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	24.12%	13.24%	10.99%
S&P 500® Index	38.00%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,000,000
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 1,205,839
Investment Company, Portfolio Turnover	14.92%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 141	49	$ 1,205,839	14.92%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net As
se
ts)
*

Amount represents less than .01%.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Material Fund Change Strategies [Text Block]	The Board of Directors of BNY Mellon Investment Funds IV, Inc. (the “Company”) has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of BNY Mellon Tax Managed Growth Fund (the “Fund”), and BNY Mellon ETF Trust II, on behalf of BNY Mellon Concentrated Growth ETF (the “Acquiring ETF”). If approved by Fund shareholders, the Fund, which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through its reorganization with and into the Acquiring ETF. Accordingly, if the reorganization is approved by Fund shareholders, the Fund will transfer its assets to the Acquiring ETF, in exchange for whole shares of the Acquiring ETF and the assumption by the Acquiring ETF of the Fund’s liabilities (the “Reorganization”). For more information, please refer to prospectus/proxy statement filed November 4, 2024.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since
November 1, 2023
. For more complete information, you may review the Fund’s
current prospectus dated

March 1, 2024
as supplemented on November 4, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.